Not FDIC Insured May Lose Value No Bank Guarantee
TGIT-Q1PH

Schedules of Investments
(unaudited)
Franklin Templeton SMACS: Series EM 2
Templeton Emerging Markets Small Cap Fund 5
Notes to Schedules of Investments 9

Templeton Global Investment Trust
Schedule of Investments (unaudited), November 30, 2025
Franklin Templeton SMACS: Series EM
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 99.2%
Brazil 2.4%
Hypera SA ..................... Pharmaceuticals 2,880 $ 14,519
a
Oncoclinicas do Brasil Servicos Medicos
SA .......................... Health Care Providers & Services 2,123 724
TOTVS SA ..................... Software 2,469 19,931
35,174
China 10.3%
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd. , A ........... Construction Materials 1,480 2,624
b
Budweiser Brewing Co. APAC Ltd. ,
144A , Reg S .................. Beverages 27,471 28,350
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 10,293 7,412
b
Greentown Service Group Co. Ltd. , Reg
S ........................... Real Estate Management & Development 7,075 4,086
Haier Smart Home Co. Ltd. , D ....... Household Durables 6,507 15,845
b
Kuaishou Technology , 144A , Reg S ... Interactive Media & Services 1,719 15,090
NARI Technology Co. Ltd. , A ........ Electrical Equipment 10,875 34,142
Uni-President China Holdings Ltd. .... Food Products 12,504 13,300
Weichai Power Co. Ltd. , H ......... Machinery 10,113 25,121
145,970
Hungary 2.0%
Richter Gedeon Nyrt. ............. Pharmaceuticals 942 27,903
India 7.1%
ACC Ltd. ....................... Construction Materials 543 11,253
a
Ather Energy Ltd. ................ Automobiles 1,231 9,880
Bajaj Holdings & Investment Ltd. ..... Financial Services 164 21,134
Brigade Enterprises Ltd. ........... Real Estate Management & Development 809 8,117
a
Eternal Ltd. ..................... Hotels, Restaurants & Leisure 7,223 24,338
Federal Bank Ltd. ................ Banks 3,912 11,313
a
Niva Bupa Health Insurance Co. Ltd. .. Insurance 12,007 9,998
a,b
Pine Labs Ltd. , 144A , Reg S ........ Financial Services 1,263 3,527
99,560
Indonesia 1.0%
Astra International Tbk. PT ......... Industrial Conglomerates 36,725 14,466
Italy 0.1%
a,b
Wizz Air Holdings plc , 144A , Reg S ... Passenger Airlines 106 1,640
Mexico 0.1%
a,b
Nemak SAB de CV , 144A , Reg S .... Automobile Components 3,766 795
Philippines 1.2%
BDO Unibank, Inc. ............... Banks 7,502 16,771
South Africa 4.2%
Discovery Ltd. ................... Insurance 2,959 37,961
Netcare Ltd. .................... Health Care Providers & Services 23,150 20,727
58,688
South Korea 34.0%
Doosan Bobcat, Inc. .............. Machinery 641 24,140
Hankook Tire & Technology Co. Ltd. .. Automobile Components 85 3,557
Hanmi Pharm Co. Ltd. ............. Pharmaceuticals 33 10,253
Hyundai Motor Co. ............... Automobiles 288 51,292
LG Corp. ....................... Industrial Conglomerates 804 43,197
a
LigaChem Biosciences, Inc. ........ Life Sciences Tools & Services 49 6,468

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series EM
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea (continued)
Misto Holdings Corp. .............. Textiles, Apparel & Luxury Goods 327 $ 9,521
NAVER Corp. ................... Interactive Media & Services 233 38,797
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,725 118,478
Samsung Life Insurance Co. Ltd. ..... Insurance 171 17,833
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 62 12,669
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 398 144,163
480,368
Taiwan 29.6%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 8,691 62,627
Lite-On Technology Corp. .......... Technology Hardware, Storage & Peripherals 3,337 16,955
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 1,270 56,595
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 5,564 256,536
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 737 5,537
Zhen Ding Technology Holding Ltd. ... Electronic Equipment, Instruments &
Components 4,104 19,077
417,327
Thailand 4.1%
Kasikornbank PCL ............... Banks 5,653 32,781
Minor International PCL ............ Hotels, Restaurants & Leisure 22,630 15,506
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 25,454 4,667
Thai Beverage PCL ............... Beverages 16,689 5,993
58,947
Turkiye 0.5%
BIM Birlesik Magazalar A/S ......... Consumer Staples Distribution & Retail 606 7,663
United Arab Emirates 2.6%
Emaar Development PJSC ......... Real Estate Management & Development 5,496 22,004
Emirates Central Cooling Systems Corp. Water Utilities 21,461 9,115
Spinneys 1961 Holding plc ......... Consumer Staples Distribution & Retail 11,947 5,009
36,128
Total Common Stocks (Cost $ 976,547 ) .........................................
1,401,400
Short Term Investments 1.1%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 1.1%
United States 1.1%
c,d
Franklin Institutional U.S. Government
Money Market Fund , 3.922% ...... 16,013 16,013
Total Money Market Funds (Cost $ 16,013 ) ......................................
16,013
a a a a a
Total Short Term Investments (Cost $ 16,013 ) ...................................
16,013
a a a
Total Investments (Cost $ 992,560 ) 100.3% ......................................
$1,417,413
Other Assets, less Liabilities (0.3) % ...........................................
(4,332)
Net Assets 100.0% ...........................................................
$1,413,081
a a a

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series EM
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the aggregate value of these securities was $53,488, representing 3.8% of net assets.
c
See Note 4 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust
Schedule of Investments (unaudited), November 30, 2025
Templeton Emerging Markets Small Cap Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks 96.0%
Brazil 1.1%
Azzas 2154 SA .................. Textiles, Apparel & Luxury Goods 478,522 $ 2,567,489
Hypera SA ..................... Pharmaceuticals 188,808 951,848
a
Oncoclinicas do Brasil Servicos Medicos
SA .......................... Health Care Providers & Services 356,406 121,521
3,640,858
China 4.5%
a
Daqo New Energy Corp. , ADR ...... Semiconductors & Semiconductor Equipment 79,110 2,506,205
b
JNBY Design Ltd. , Reg S .......... Textiles, Apparel & Luxury Goods 1,428,758 3,628,162
Noah Holdings Ltd. , ADR .......... Capital Markets 290,042 2,946,826
Sunresin New Materials Co. Ltd. , A ... Chemicals 393,329 2,966,371
Uni-President China Holdings Ltd. .... Food Products 2,383,354 2,535,076
14,582,640
Georgia 2.0%
a
Georgia Capital plc ............... Capital Markets 170,700 6,284,093
Greece 1.4%
Piraeus Financial Holdings SA ....... Banks 525,177 4,311,193
Hong Kong 0.6%
Pacific Basin Shipping Ltd. ......... Marine Transportation 5,412,273 1,810,680
Hungary 2.0%
Richter Gedeon Nyrt. ............. Pharmaceuticals 218,498 6,472,151
India 33.0%
a
Affle 3i Ltd. ..................... Media 159,108 2,962,288
Ajanta Pharma Ltd. ............... Pharmaceuticals 126,143 3,618,079
a
Ajax Engineering Ltd. ............. Machinery 35,742 248,063
b
Aster DM Healthcare Ltd. , 144A , Reg S Health Care Providers & Services 738,076 5,503,821
a
AWL Agri Business Ltd. ............ Food Products 778,447 2,259,062
Bajaj Holdings & Investment Ltd. ..... Financial Services 101,834 13,123,110
Brigade Enterprises Ltd. ........... Real Estate Management & Development 327,993 3,290,769
City Union Bank Ltd. .............. Banks 1,858,893 5,647,134
Coforge Ltd. .................... IT Services 225,215 4,828,919
Crompton Greaves Consumer
Electricals Ltd. ................. Household Durables 311,456 927,040
Dalmia Bharat Ltd. ............... Construction Materials 142,598 3,211,839
a
Electronics Mart India Ltd. .......... Specialty Retail 1,436,914 1,969,664
EPL Ltd. ....................... Containers & Packaging 753,901 1,724,296
b
Eris Lifesciences Ltd. , 144A , Reg S ... Pharmaceuticals 262,628 4,689,185
a
Eternal Ltd. ..................... Hotels, Restaurants & Leisure 1,553,205 5,233,592
Federal Bank Ltd. ................ Banks 1,641,824 4,748,049
Glenmark Pharmaceuticals Ltd. ...... Pharmaceuticals 41,879 912,834
Gujarat State Petronet Ltd. ......... Gas Utilities 383,687 1,235,056
Hexaware Technologies Ltd. ........ IT Services 115,082 975,801
a
Honasa Consumer Ltd. ............ Personal Care Products 1,473,643 4,792,847
KEI Industries Ltd. ................ Electrical Equipment 57,156 2,656,255
a,c
MakeMyTrip Ltd. ................. Hotels, Restaurants & Leisure 60,350 4,308,387
a
Max Financial Services Ltd. ......... Insurance 419,377 7,996,994
Nexus Select Trust ............... Retail REITs 1,616,066 2,935,017
a
PB Fintech Ltd. .................. Insurance 161,979 3,308,133
a,d
Physicswallah Ltd. ............... Diversified Consumer Services 744,390 1,039,346
a
Physicswallah Ltd. ............... Diversified Consumer Services 744,389 1,039,344
a
Pine Labs Ltd. ................... Financial Services 150,985 421,588
a,b
Pine Labs Ltd. , 144A , Reg S ........ Financial Services 515,601 1,439,688
Redington Ltd. .................. Electronic Equipment, Instruments &
Components 1,963,666 6,199,043

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
a,c
ReNew Energy Global plc , A ........ Independent Power and Renewable Electricity
Producers 283,494 $ 2,157,390
a
Restaurant Brands Asia Ltd. ........ Hotels, Restaurants & Leisure 841,593 587,490
105,990,123
Indonesia 1.9%
Avia Avian Tbk. PT ............... Chemicals 109,085,200 3,014,827
a
GoTo Gojek Tokopedia Tbk. PT , A .... Broadline Retail 797,841,213 3,065,064
6,079,891
Italy 0.9%
a,b,c
Wizz Air Holdings plc , 144A , Reg S ... Passenger Airlines 177,324 2,743,366
Kazakhstan 2.1%
b
Halyk Savings Bank of Kazakhstan JSC ,
GDR , Reg S .................. Banks 271,542 6,864,401
Mexico 2.0%
Bolsa Mexicana de Valores SAB de CV Capital Markets 2,840,643 5,730,645
Grupo Aeroportuario del Centro Norte
SAB de CV , B ................. Transportation Infrastructure 51,274 687,651
6,418,296
Peru 0.7%
Intercorp Financial Services, Inc. ..... Banks 56,749 2,286,417
Philippines 5.3%
Bloomberry Resorts Corp. .......... Hotels, Restaurants & Leisure 7,322,561 355,994
Century Pacific Food, Inc. .......... Food Products 6,833,319 4,707,411
International Container Terminal
Services, Inc. .................. Transportation Infrastructure 1,287,493 11,918,280
16,981,685
Saudi Arabia 0.9%
a
Jahez International Co. ............ Hotels, Restaurants & Leisure 60,742 248,217
Mouwasat Medical Services Co. ..... Health Care Providers & Services 151,114 2,739,142
2,987,359
South Africa 0.7%
Netcare Ltd. .................... Health Care Providers & Services 2,655,598 2,377,603
South Korea 9.8%
a
Hugel, Inc. ..................... Biotechnology 38,514 6,001,101
ISC Co. Ltd. .................... Semiconductors & Semiconductor Equipment 21,036 1,608,717
JB Financial Group Co. Ltd. ........ Banks 221,453 3,638,831
LEENO Industrial, Inc. ............. Semiconductors & Semiconductor Equipment 220,088 10,257,534
a
LigaChem Biosciences, Inc. ........ Life Sciences Tools & Services 13,452 1,775,659
LX Semicon Co. Ltd. .............. Semiconductors & Semiconductor Equipment 51,543 1,817,596
Misto Holdings Corp. .............. Textiles, Apparel & Luxury Goods 132,091 3,846,032
Soulbrain Co. Ltd. ................ Chemicals 10,356 1,854,255
Vieworks Co. Ltd. ................ Health Care Equipment & Supplies 49,365 660,930
31,460,655
Taiwan 12.9%
Eclat Textile Co. Ltd. .............. Textiles, Apparel & Luxury Goods 323,020 4,520,773
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 305,375 2,236,732
Kinsus Interconnect Technology Corp. . Semiconductors & Semiconductor Equipment 682,151 3,109,618
Merida Industry Co. Ltd. ........... Leisure Products 852,459 2,517,295
momo.com, Inc. ................. Broadline Retail 233,055 1,686,962
Novatek Microelectronics Corp. ...... Semiconductors & Semiconductor Equipment 638,010 7,930,439

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Poya International Co. Ltd. ......... Broadline Retail 396,495 $ 5,546,649
Primax Electronics Ltd. ............ Electronic Equipment, Instruments &
Components 1,190,975 3,128,832
Shin Zu Shing Co. Ltd. ............ Machinery 49,336 310,930
Synnex Technology International Corp. Electronic Equipment, Instruments &
Components 3,620,429 7,261,997
Visual Photonics Epitaxy Co. Ltd. .... Semiconductors & Semiconductor Equipment 438,977 2,000,720
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 170,269 1,279,166
41,530,113
Thailand 2.0%
Dynasty Ceramic PCL ............. Building Products 14,149,786 558,168
Major Cineplex Group PCL ......... Entertainment 6,519,860 1,388,513
Tisco Financial Group PCL ......... Banks 1,383,103 4,556,930
6,503,611
United Arab Emirates 3.0%
Americana Restaurants International plc Hotels, Restaurants & Leisure 1,174,392 554,099
Burjeel Holdings plc .............. Health Care Providers & Services 7,054,224 2,496,833
Emirates Central Cooling Systems Corp. Water Utilities 4,391,578 1,865,271
Spinneys 1961 Holding plc ......... Consumer Staples Distribution & Retail 5,221,557 2,189,362
a
Taaleem Holdings PJSC ........... Diversified Consumer Services 2,133,071 2,532,145
9,637,710
Vietnam 9.2%
Asia Commercial Bank JSC ........ Banks 4,244,908 3,907,727
FPT Corp. ...................... IT Services 3,158,992 11,648,418
Military Commercial Joint Stock Bank . Banks 5,035,516 4,444,138
Mobile World Investment Corp. ...... Specialty Retail 3,128,264 9,485,296
29,485,579
Total Common Stocks (Cost $ 223,710,027 ) .....................................
308,448,424
a
Preferred Stocks 2.0%
Brazil 1.0%
e
Bradespar SA , 4 .76% ............. Metals & Mining 864,404 3,130,273
Chile 1.0%
e
Embotelladora Andina SA , B , 4 .6% ... Beverages 743,022 3,370,168
Total Preferred Stocks (Cost $ 6,691,591 ) .......................................
6,500,441
Total Long Term Investments (Cost $ 230,401,618 ) ...............................
314,948,865

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 12 .
Short Term Investments 3.5%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 3.5%
United States 3.5%
f,g
Franklin Institutional U.S. Government
Money Market Fund , 3.922% ...... 11,236,694 $ 11,236,694
Total Money Market Funds (Cost $ 11,236,694 ) ..................................
11,236,694
a a a a a
Total Short Term Investments (Cost $ 11,236,694 ) ................................
11,236,694
a a a
Total Investments (Cost $ 241,638,312 ) 101.5% ..................................
$326,185,559
Other Assets, less Liabilities (1.5) % ...........................................
(4,790,953)
Net Assets 100.0% ...........................................................
$321,394,606
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the aggregate value of these securities was $24,868,623, representing 7.7% of net assets.
c
A portion or all of the security is on loan at November 30, 2025.
d
See Note 3 regarding restricted securities.
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 4 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds, two of which are included in this report (Funds). The
Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Templeton Global Investment Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Restricted Securities
At November 30, 2025, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
November 30, 2025, investments in affiliated management investment companies were as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Emerging Markets Small Cap Fund
744,390
a
Physicswallah Ltd ........................... 11/10/25 $ 914,751 $ 1,039,346
Total Restricted Securities (Value is 0.3% of Net Assets) ............... $914,751 $1,039,346
a
The Fund also invests in unrestricted securities of the issuer, valued at $1,039,344 as of November 30, 2025.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series EM
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.922% ............ $64,989 $76,157 $(125,133) $— $— $16,013 16,013 $66
Total Affiliated Securities ... $64,989 $76,157 $(125,133) $— $— $16,013 $66
Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.922% ............ $20,993,046 $23,626,008 $(33,382,360) $— $— $11,236,694 11,236,694 $135,753
2. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2025, in valuing the Funds’ assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Templeton Emerging Markets Small Cap Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.922% ............ $— $5,182,222 $(5,182,222) $— $— $— — $1,986
Total Affiliated Securities ... $20,993,046 $28,808,230 $(38,564,582) $— $— $11,236,694 $137,739
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series EM
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 35,174 $ — $ — $ 35,174
China ............................... — 145,970 — 145,970
Hungary ............................. 27,903 — — 27,903
India ................................ 13,407 86,153 — 99,560
Indonesia ............................ — 14,466 — 14,466
Italy ................................. — 1,640 — 1,640
Mexico .............................. 795 — — 795
Philippines ............................ — 16,771 — 16,771
South Africa ........................... 58,688 — — 58,688
South Korea .......................... — 480,368 — 480,368
Taiwan ............................... — 417,327 — 417,327
Thailand ............................. — 58,947 — 58,947
Turkiye .............................. — 7,663 — 7,663
4. Investments in Affiliated Management Investment Companies
(continued)

Templeton Global Investment Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series EM (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
United Arab Emirates .................... $ 14,124 $ 22,004 $ — $ 36,128
Short Term Investments ................... 16,013 — — 16,013
Total Investments in Securities ........... $166,104 $1,251,309
a
$— $1,417,413
Templeton Emerging Markets Small Cap Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ 3,640,858 — — 3,640,858
China ............................... 5,453,031 9,129,609 — 14,582,640
Georgia .............................. — 6,284,093 — 6,284,093
Greece .............................. — 4,311,193 — 4,311,193
Hong Kong ........................... — 1,810,680 — 1,810,680
Hungary ............................. 6,472,151 — — 6,472,151
India ................................ 11,510,133 94,479,990 — 105,990,123
Indonesia ............................ — 6,079,891 — 6,079,891
Italy ................................. — 2,743,366 — 2,743,366
Kazakhstan ........................... — 6,864,401 — 6,864,401
Mexico .............................. 6,418,296 — — 6,418,296
Peru ................................ 2,286,417 — — 2,286,417
Philippines ............................ 4,707,411 12,274,274 — 16,981,685
Saudi Arabia .......................... — 2,987,359 — 2,987,359
South Africa ........................... 2,377,603 — — 2,377,603
South Korea .......................... 660,930 30,799,725 — 31,460,655
Taiwan ............................... — 41,530,113 — 41,530,113
Thailand ............................. 558,168 5,945,443 — 6,503,611
United Arab Emirates .................... 9,083,611 554,099 — 9,637,710
Vietnam .............................. — 29,485,579 — 29,485,579
Preferred Stocks ........................ 6,500,441 — — 6,500,441
Short Term Investments ................... 11,236,694 — — 11,236,694
Total Investments in Securities ........... $70,905,744 $255,279,815
b
$— $326,185,559
a
Includes foreign securities valued at $1,251,309, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $254,240,471, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
GDR
Global Depositary Receipt
REIT
Real Estate Investment Trust
5. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.